FIFTH THIRD FUNDS
Supplement Dated April 5, 2012 to the
Prospectus dated November 23, 2011 for
Class A, Class B, Class C, Institutional Class, Select Class, Preferred Class and Trust Class Shares for the

Fifth Third Small Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Dividend Growth Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Small Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third All Cap Value Fund	Fifth Third Total Return Bond Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third Short Term Bond Fund
Fifth Third Structured Large Cap Plus Fund	Fifth Third Prime Money Market Fund
Fifth Third Equity Index Fund	Fifth Third Institutional Money Market Fund
Fifth Third International Equity Fund	Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund	Fifth Third Institutional Government Money Market Fund
(each, a “Fifth Third Fund” and together the “Fifth Third Funds”)
and
Summary Prospectus dated November 23, 2011 for each Fifth Third Fund
(except for Fifth Third All Cap Value Fund and Fifth Third Disciplined Large Cap Value Fund)
and
Summary Prospectus dated November 23, 2011, as amended January 17, 2012 for
Fifth Third All Cap Value Fund and Fifth Third Disciplined Large Cap Value Fund

Fifth Third Asset Management, Inc. (“FTAM”) and Fifth Third Financial Corporation have agreed to sell their interest in management of the Fifth Third Funds (the “Trust”).  In connection with the sale, FTAM proposed to the Trust’s Board of Trustees that the Fifth Third money market funds be reorganized into certain existing money market funds (“Federated Money Market Funds”) managed by Federated Investors, Inc. (“Federated”) and certain Fifth Third stock and bond funds be reorganized into certain existing and new mutual funds managed by Touchstone Advisors, Inc. (“Touchstone”).  In addition, FTAM proposed that certain Fifth Third Funds be liquidated. FTAM anticipates that it will continue to operate as an institutional asset manager with a focus on its key products, including equity, specialty, and fixed income assets.

PROPOSED REORGANIZATIONS WITH TOUCHSTONE

Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Small Cap Value Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third All Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third International Equity Fund	Fifth Third Total Return Bond Fund
Fifth Third Strategic Income Fund	Fifth Third Short Term Bond Fund

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved Agreements and Plans of Reorganization (the “Plans”) on behalf of certain Fifth Third stock and bond funds (each an “Acquired Fund” and together, the “Acquired Funds”).  Pursuant to the Plans, each Acquired Fund’s assets would be transferred to a corresponding series of Touchstone Funds (each an “Acquiring Fund” and together, the “Acquiring Funds”), each advised by Touchstone Advisors, Inc. and shareholders of each Acquired Fund would become shareholders of the corresponding Acquiring Fund.  The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Touchstone Strategic Trust
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

In addition on April 4, 2012, the Board of Trustees of the Fifth Third Funds approved an Agreement and Plan of Reorganization (the “Plan”) on behalf of Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third International Equity Fund and Fifth Third Strategic Income Fund (each an “Acquired Fund” and together, the “Acquired Funds”).  Pursuant to the Plan, each Acquired Fund’s assets would be transferred to a corresponding series of Touchstone Strategic Trust (each an “Acquiring Fund” and together, the “Acquiring Funds”), each advised by Touchstone Advisors, Inc. and shareholders of each Acquired Fund would become shareholders of the corresponding Acquiring Fund.  Each Acquiring Fund is a newly-organized fund that has been created for purposes of the reorganization.  The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Touchstone Strategic Trust
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third International Equity Fund	Touchstone International Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

The Plan will be submitted to the shareholders of each Acquired Fund for approval at a special meeting expected to be held on or about September 5, 2012.   Only those shareholders of record of the Acquired Fund as of the close of business on the record date July 9, 2012 will be entitled to vote on the proposed reorganization.   Such shareholders will be mailed information detailing the proposed reorganization and providing further information about the Acquiring Fund.  If approved at the special meeting and other closing conditions are satisfied, the reorganizations are expected to be effective in the third quarter of 2012.  It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the reorganization by either an Acquired Fund or its shareholders.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of a proxy.  For more information regarding the Acquiring Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission’s website (http://www.sec.gov)or by contacting Fifth Third Funds at 800.282.5706.   Please read the prospectus/proxy statement carefully before making any investment decisions.

PROPOSED REORGANIZATIONS WITH FEDERATED MONEY MARKET FUNDS

Fifth Third Prime Money Market Fund
Fifth Third Institutional Money Market Fund
Fifth Third Institutional Government Money Market Fund
Fifth Third U.S. Treasury Money Market Fund

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved Agreements and Plan of Reorganizations (each, a “Plan”) on behalf of the Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (each an “Acquired Fund” and together, the “Acquired Funds”).  Pursuant to each Plan, each Acquired Fund’s assets would be transferred to a corresponding Federated Money Market Fund advised by Federated Investment Management Company and shareholders in each Acquired Fund would become shareholders in the corresponding Federated Money Market Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”).  The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Money Market Obligations Trust
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

The Plan will be submitted to the shareholders of each Acquired Fund for approval at a special meeting expected to be held on or about September 5, 2012.   Only those shareholders of record of the Acquired Fund as of the close of business on the record date July 9, 2012 will be entitled to vote on the proposed reorganization.   Such shareholders will be mailed information detailing the proposed reorganization and providing further information about the Acquiring Fund.  If approved at the special meeting and other closing conditions are satisfied, the reorganizations are expected to be effective in the third quarter of 2012.  It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the reorganization by either an Acquired Fund or its shareholders.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of a proxy.  For more information regarding the Acquiring Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission’s website (http://www.sec.gov).  Please read the prospectus/proxy statement carefully before making any investment decisions.

PROPOSED LIQUIDATIONS

Fifth Third Dividend Growth Fund
Fifth Third Equity Index Fund
Fifth Third Small Cap Growth Fund
Fifth Third Structured Large Cap Plus Fund

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved the liquidations and dissolutions (each, a “Liquidation”) pursuant to which the assets of the Fifth Third Dividend Growth Fund, Fifth Third Equity Index Fund, Fifth Third Small Cap Growth Fund and Fifth Third Structured Large Cap Plus Fund (each, a “Fund”,  and together the “Funds”) will  each be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of a Fund will be distributed to its respective shareholders.  Each Liquidation is subject to approval by shareholders of the respective Fund at a Special Meeting of Shareholders to be held on July 11, 2012, or at any adjournments thereof.

If shareholders of each Fund approve the respective Liquidation, on or about July 11, 2012 (the “Effective Date”), each Fund will begin liquidating its portfolio assets and will hold or reinvest the proceeds thereof in cash and such short-term securities as that Fund may lawfully hold or invest.  As a result, each Fund will not be pursuing its investment objective after the Effective Date.

Each Fund anticipates that it will complete the Liquidation on or around the close of business on July 13, 2012 (the “Liquidation Date”).  On or before the Liquidation Date, each Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of that Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

Each Fund’s shareholders as of the close of business on the record date, May 14, 2012, will receive a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Liquidation.  The Proxy Statement will also be available on the Securities and Exchange Commission’s website at http://www.sec.gov or by contacting Fifth Third Funds at 800.282.5706.

Effective April 5, 2012, each Fund will be closed to all investors, except new and existing participants of existing retirement plans that are “qualified” under the Internal Revenue Code and held through intermediaries. However, the ability to redeem a Fund’s shares remains unchanged.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS/SUMMARY PROSPECTUS FOR FUTURE REFERENCE.

FTF-PROS0412